                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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1.  Name and address of issuer:

                         Monarch Funds
                         Two Portland Square
                         Portland, Maine 04101

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2.  Name of each series or class of funds for which this notice is filed:

               Treasury Cash Fund
               Government Cash Fund
               Cash Fund

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3.  Investment Company Act File Number:  33-49570

    Securities Act File Number:  811-6742

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4.  Last day of fiscal year for which this notice is filed:

               August 31, 1996

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                      [   ]

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6.  Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):



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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               Zero (0) Shares

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

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8.  Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

               58,000,000 Shares

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9.  Number and aggregate sale price of securities sold during fiscal year:

                                            Shares                     Dollars
                                            ------                     -------
    Treasury Cash Fund                 764,142,591              $  764,142,591
  Government Cash Fund               6,085,105,285               6,085,105,285
             Cash Fund               1,187,483,565               1,187,483,565
                                     -------------               -------------
                 TOTAL               8,036,731,441              $8,036,731,441

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                            Shares                     Dollars
                                            ------                     -------
       Treasury Cash Fund              758,342,591              $  758,342,591
     Government Cash Fund            6,050,305,285               6,050,305,285
                Cash Fund            1,170,083,565               1,170,083,565
                                     -------------               -------------
                    TOTAL            7,978,731,441              $7,978,731,441

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               Securities issued during the fiscal year in connection with dividend reinvestment plans are included in the securities reported in Item 9.

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

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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on Rule 24f-2
           (from Item 10):                                    $    7,978,731,441
                                                               -----------------

     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                    +               0*
                                                               -----------------

     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):            -    7,824,845,203
                                                               -----------------

     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to Rule 24e-2 (if applicable):       +                0
                                                               -----------------

     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on Rule 24f-2
           [line (i), plus line (ii), less line (iii), plus
           line (iv)] (if applicable):                               153,886,238
                                                               -----------------

     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                  x           1/3300
                                                               -----------------

     (vii) Fee due [line (i) or line (v) multiplied by
           line (vi)]:                                        $        46,632.19
                                                               -----------------
                                                               -----------------

* SHARES ISSUED IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS ARE INCLUDED IN THE SECURITIES REPORTED IN ITEM 9.

INSTRUCTION:  ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF
              THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                        [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

              October 29, 1996

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                                   SIGNATURES

     This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*
                    /s/ David I. Goldstein, Vice President and Secretary
                    ----------------------------------------------------
                    David I. Goldstein, Vice President and Secretary

     Date  October 29, 1996

  * Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------

                     U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                RULE 24F-2 NOTICE

                                  MONARCH FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                          File Nos. 33-49570; 811-6742



                                    SIGNATURE

     Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, Monarch Funds has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine, on this 29th day of October, 1996.

                                        Monarch Funds


                                        By: /s/  John Y. Keffer
                                            ----------------------
                                            John Y. Keffer
                                            President

                           KIRKPATRICK & LOCKHART LLP
                         1800 MASSACHUSETTS AVENUE, N.W.
                                    2ND FLOOR
                            WASHINGTON, DC 20036-1800

                            TELEPHONE (202) 778-9000
                            FACSIMILE (202) 778-9100


ARTHUR J. BROWN
(202) 778-9046
brownaj@kl.com



                                               October 28, 1996
Monarch Funds
Two Portland Square
Portland, Maine 04101

Dear Sir/Madam:

     Monarch Funds (the "Trust") is an unincorporated voluntary association organized under the laws of the State of Delaware pursuant to a Trust Instrument dated July 10, 1992. We understand that the Trust is about to file a Rule 24f-2 Notice for its three series, Cash Fund, Government Cash Fund and Treasury Cash Fund, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), for the purpose of making definite the number of shares which are registered for each series under the Securities Act of 1933, as amended (the "1933 Act"), and which were sold by each series during its fiscal year ended August 31, 1996.

     We have, as counsel, participated in various business and other matters related to the Trust. We have examined copies, either certified or otherwise proved to be genuine, of the Trust Instrument and By-Laws of the Trust and other documents relating to the organization and operation of the Trust, and we generally are familiar with its business affairs. Based on the foregoing, it is our opinion that the shares of beneficial interest in the Trust sold during the Trust's fiscal year ended August 31, 1996, the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and non-assessable. We express no opinion as to compliance with the 1933 Act, the 1940 Act or applicable state securities laws in connection with the sales of the shares of beneficial interest.

     The Trust is an entity of the type commonly known as a "business trust." Under the laws of certain states, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Instrument states that shareholders of the Trust shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or by or on behalf of any series of the Trust. It also

Monarch Funds
October 28, 1996
Page 2



requires that notice of such limitation be given on each note, bond, contract or other undertaking issued by or on behalf of the Trust or the Trustees. The Trust Instrument further provides (i) for indemnification out of the assets of the applicable series for all losses and expenses of any shareholder held personally liable for the obligations of the Trust solely by virtue of his ownership of shares of the Trust and (ii) for the Trust, upon the request of a shareholder, to assume the defense of any claim against the shareholder for any act or obligation of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the applicable series would be unable to meet its obligations.

     We hereby consent to this opinion accompanying the Rule 24f-2 Notice which you are about to file with the Securities and Exchange Commission.

                                        Sincerely,

                                        KIRKPATRICK & LOCKHART LLP

                                        By:  /s/ Arthur J. Brown
                                             ---------------------
                                               Arthur J. Brown


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